Taxes on Income (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Domestic taxes:
Current taxes		$ 72
Foreign taxes:
Current taxes	1,079	743
Deferred taxes	(368)	(76)
Taxes on income	$ 711	$ 739